SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07732

                 AllianceBernstein Global High Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               901 K Street, N.W.
                             Washington, D.C. 20001

                      Date of fiscal year end: March 31

             Date of reporting period: July 1, 2012 - June 30, 2013

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07732
Reporting Period: 07/01/2012 - 06/30/2013
AllianceBernstein Global High Income Fund, Inc.









=============== AllianceBernstein Global High Income Fund, Inc. ================


A123 SYSTEMS, INC.

Ticker:       AONEQ          Security ID:  03739TAA6
Meeting Date: APR 19, 2013   Meeting Type: Written Consent
Record Date:  MAR 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management


--------------------------------------------------------------------------------

NEENAH ENTERPRISES, INC.

Ticker:       NNHE           Security ID:  64007R109
Meeting Date: DEC 19, 2012   Meeting Type: Annual
Record Date:  NOV 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James N. Chapman         For       For          Management
1.2   Elect Director John H. Forsgren         For       For          Management
1.3   Elect Director Ted S. Lodge             For       For          Management
1.4   Elect Director Thomas J. Riordan        For       For          Management


--------------------------------------------------------------------------------

NEWPAGE CORP

Ticker:                      Security ID:  651715AD6
Meeting Date: AUG 15, 2012   Meeting Type: Written Consent
Record Date:  JUL 18, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Resolution                None      Did Not Vote Management
2     Proxy In Respect Of Amendments Or       None      Did Not Vote Management
      Variations


--------------------------------------------------------------------------------

NEWPAGE CORP

Ticker:                      Security ID:  651715AD6
Meeting Date: DEC 10, 2012   Meeting Type: Written Consent
Record Date:  NOV 06, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept The Plan, Npc Class 3c, Ad6      None      Did Not Vote Management
2     Accept The Plan, Gd Class 3c, Ad6       None      Did Not Vote Management
3     Dont Consent To The Release , Npc       None      Did Not Vote Management
      Class 3c, Ad6
4     Dont  Consent To The Release , Gd       None      Did Not Vote Management
      Class 3c, Ad6

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Global High Income
                                           Fund, Inc.


                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 27, 2013


*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-2 and any other filings of:

-AllianceBernstein Global High Income Fund, Inc.

-AllianceBernstein Income Fund, Inc.

-AllianceBernstein National Municipal Income Fund. Inc.

-Alliance California Municipal Income Fund, Inc.

-Alliance New York Municipal Income Fund, Inc.

-The Ibero-America Fund, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                                        /s/ Robert M. Keith
                                                        ------------------------
                                                            Robert M. Keith


Dated: August 14, 2012